Taxes - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total	$ 23,709,453	$ 13,176,768	$ 1,833,111
Loss Before Income Tax Expense from China [Member]
Total	23,539,554	13,176,768	1,833,111
Loss Before Income Tax Expense Outside from China [Member]
Total	$ 169,899